Related party transactions - Related party transactions table (Details) - GBP (£) £ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Pension plan
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions		£ 5	£ 3	£ 3
Joint ventures
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions		151	14	78
Purchases of goods and services, related party transactions		26	135	168
Amounts receivable	£ 160	584	160	64
Amounts payable	0	8	0	84
Interest income		5	4	0
Dividends received		30	43	75
Associates
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions		192	220	0
Purchases of goods and services, related party transactions		141	160	169
Amounts receivable	376	368	376	457
Amounts payable	17	12	17	27
Interest income		23	27	0
Dividends received		171	170	£ 24
Quadgas HoldCo Limited
Disclosure of transactions between related parties [line items]
Other income, sale of UK gas distribution business	54	52
Receivables due from associates	352	352	352
Quadgas HoldCo Limited | Associates
Disclosure of transactions between related parties [line items]
Dividends received		133	144
St William Homes LLP
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions		139	5
Receivables due from joint ventures	24	325	24
Nemo Link Limited
Disclosure of transactions between related parties [line items]
Receivables due from joint ventures	£ 130	£ 258	£ 130